SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Service fees, charges and other operating income [Abstract]
Loan servicing fees, net	$ 139	$ 25
Late charge income	117	110
Deposit service charges	581	666
Debit card income	539	512
Other income	395	385
Service fees, charges and other operating income	1,771	1,698
Other operating expense [Abstract]
Insurance and surety bond	178	192
Office supplies	184	164
Loan expense	228	310
Debit card and ATM expense	272	245
Postage	246	231
Telephone	288	261
Supervisory examination fees	73	169
Other expenses	578	625
Other operating expense	$ 2,047	$ 2,197